Related party transactions (Tables)	9 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
Schedule of Income or Expenses with Related Parties

The Company incurred the following income or expenses with related parties:

	Three months ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Fees incurred:
Arrangement fees	$1,600	$1,452	$7,598	$6,755
Transaction fees	1,278	1,761	4,890	7,465
Income earned:
Interest income	978	1,555	6,614	8,089
Management fees	1,073	952	3,221	2,069
Supervision fees	2,600	—	7,800	1,300